Note - 13 - Share Capital - Option Activity (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares
Statement Line Items [Line Items]
Outstanding options, beginning of year	988,727	1,018,067
Outstanding weighted average exercise price, beginning of year (in CAD per share)	$ 16.77	$ 16.07
Number of share options granted in share-based payment arrangement	230,089	100,000
Granted, weighted average exercise price (in CAD per share)	$ 18.86	$ 22.40
Exercised for cash, options	(100,678)	(75,066)
Exercised for cash, weighted average exercise price | $	$ 13.79	$ 16.48
Exercised cashless, options	(105,344)	(54,274)
Exercised cashless, weighted average exercise price | $	$ 16.52	$ 14.44
Outstanding options, end of year	1,012,794	988,727
Outstanding weighted average exercise price, end of year (in CAD per share)	$ 17.56	$ 16.77